Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	VALIC Co II
Central Index Key	0001062374
Amendment Flag	false
Document Creation Date	Sep. 28, 2016
Document Effective Date	Sep. 28, 2016
Prospectus Date	Oct. 01, 2016
Government Money Market II Fund | Money Market II Fund
Prospectus:
Trading Symbol	VIIXX